Important Notice Regarding Change in

ETF Name, Index and Related Matters

SPDR® SERIES TRUST

SPDR® DB International Government Inflation-Protected Bond ETF

(the “Fund”)

Supplement dated February 11, 2016 to the Prospectus and Statement of Additional

Information (“SAI”) each dated October 31, 2015, as supplemented

Effective February 12, 2016 (the “Effective Date”), the Fund’s name and benchmark index will be changed. Accordingly, as of the Effective Date:

•	All references to the Fund name and benchmark index in the Fund’s Prospectus and SAI are hereby deleted and replaced as follows:

Prior to February 12, 2016		As of February 12, 2016
ETF Name (Ticker)	Index	ETF Name (Ticker)	Index
SPDR DB International Government Inflation- Protected Bond ETF (WIP)	DB Global Government ex-US Inflation-Linked Bond Capped Index	SPDR Citi International Government Inflation- Protected Bond ETF (WIP)	Citi International Inflation- Linked Securities Select Index

•	In addition, the section beginning on page 100 of the Fund’s Prospectus entitled “The Fund’s Principal Investment Strategy” is hereby deleted and replaced in its entirety with the following:

In seeking to track the performance of the Citi International Inflation-Linked Securities Select Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes. Swaps, options and futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to measure the total return performance of inflation-linked bonds outside the United States with fixed-rate coupon payments that are linked to an inflation index. Inflation-protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors. The Index includes government debt (direct obligations of the issuer country) but does not include quasi-government debt or corporate debt. To be included in the Index, bonds must be linked to an inflation index and (i) meet a country-specific minimum issue size, depending on the currency in which the issue is denominated; (ii) have a fixed-rate stated coupon; (iii) have at least one year remaining to maturity at the Index rebalancing date; (iv) settle on or before the Index rebalancing date; and (v) rated at least C by Standard & Poor’s Financial Services LLC (“S&P”) or at least Ca by Moody’s Investor Service, Inc. (“Moody’s) (excluding defaulted issuers).

The Index is a market-value weighted, capped total return index, in which the maximum market capitalization-based weights of each individual country in the Index cannot exceed 22.5% of the total Index weight. The total market weights of countries with more than 4.6% market weight in the Index cannot collectively exceed 45% of the total Index weight. After the country weights are determined, constituents within each country are assigned weights in proportion to their market capitalization. Additionally, an index quality is assigned to each Index bond as of profile fixing. The quality is first mapped to the S&P rating. If a bond is not rated by S&P but is rated by Moody’s, the S&P equivalent of the Moody’s rating is assigned to the index quality. If a bond is rated as investment-grade by one rating agency and high-yield by the other, the S&P equivalent of the investment-grade rating is assigned to the index quality. If a bond is rated by neither S&P nor Moody’s, the bond is not assigned an index quality. When an issuer defaults, is assigned a D rating by S&P, or enters into Chapter 7 or Chapter 11 bankruptcy protection in the U.S. (or equivalent in its local market), its bonds remain in the Index until the end of the month. The Index is rebalanced monthly, on the last day of the month. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to requirements under the Internal Revenue Code of 1986, as amended. As of January 31, 2016, the following countries were represented in the Index: Australia, Brazil, Canada, Chile, France, Germany, Israel, Italy, Japan, Mexico, South Africa, South Korea, Sweden, Turkey and the United Kingdom, although this may change from time to time. As of January 31, 2016, there were approximately 175 securities in the Index and the real adjusted duration of securities in the Index was approximately 11.41 years.

The Index is sponsored by Citigroup Index LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

•

In addition, within the section of the Fund’s Prospectus entitled “Index/Trademark Licenses/Disclaimers”, the sub-section referencing the “Deutsche Bank Index” beginning on page 196 is hereby deleted and replaced with the following:

CITIGROUP INDEX. “CITI” is a registered trademark and service mark of Citigroup Inc. or its affiliates, and used under license for certain purposes by State Street Global Advisors (“Licensee”). The Fund is not sponsored, endorsed, sold or promoted by Citigroup Index LLC (“Citigroup Index”) or any of its affiliates (collectively with Citigroup Index, “Citigroup”). Citigroup Index makes no representation or warranty, express or implied, to the owners or prospective owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. Citigroup Index’s only relationship to Licensee is the licensing of certain information, data, trademarks and trade names of Citigroup. The Index is determined, composed and calculated by Citigroup Index without regard to Licensee or the Fund. Citigroup Index has no obligation to take the needs of Licensee or the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. Citigroup Index is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. Citigroup Index has no obligation or liability in connection with the administration, marketing or trading of the Fund.

CITIGROUP INDEX DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR FOR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO, AND CITIGROUP INDEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. CITIGROUP INDEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OR PROSPECTIVE OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. CITIGROUP INDEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CITIGROUP HAVE ANY LIABILITY FOR ANY DIRECT, SPECIAL, PUNITIVE, INDIRECT, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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